FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Other Commitments [Line Items]
FHLB, maximum amount available	$ 745
Subsidiaries
Other Commitments [Line Items]
Letters of credit outstanding, amount	379
Municipal Bonds and Collateralized Mortgage Obligations
Other Commitments [Line Items]
FHLB, collateral pledged	10
Commercial Loan
Other Commitments [Line Items]
FHLB, collateral pledged	1,100
Investment Commitment Agreements With Third Parties | Subsidiaries
Other Commitments [Line Items]
Contractual obligation	6,200	$ 5,400
Contractual obligation unfunded amount	3,000
Purchase, Expand Or Improve Real Estate, To Fund Fixed Interest Rate Mortgage Loans, And To Purchase Other Invested Assets | Subsidiaries
Other Commitments [Line Items]
Aggregate commitments	1,500
Aggregate commitments expected to be funded in 2023	800
Revolving Credit Facility | Subsidiaries
Other Commitments [Line Items]
Contractual obligation	$ 113